Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The Company’s indirect wholly-owned subsidiaries include, but are not limited to, ATI Holdings Acquisition, Inc. and ATI Holdings, LLC.

Principles of consolidation
Principles of consolidation
The consolidated financial statements incorporate the financial statements of the Company, its subsidiaries, entities for which the Company has a controlling financial interest, and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation, and net earnings are reduced by the portion of net earnings attributable to
noncontrolling interests.

Variable interest entities
Variable interest entities
The Company consolidates all variable interest entities where the Company is the primary beneficiary. The Company identifies the primary beneficiary of a VIE as the enterprise that has both: (i) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE that could be significant to the entity. The Company may change the original assessment of a VIE upon subsequent events such as the modification of contractual agreements.
The Company has an investment in
RSFH-ATI
Physical Therapy, LLC (“RSFH”) that qualifies as a VIE. Based on the provisions of the RSFH agreement, the Company manages the entity and handles all day-to-day
operating
decisions in exchange for management fees and may receive distributions proportionate with its level of ownership. Accordingly, the Company has the decision-making power over the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the entity.
As of December 31, 2021 and 2020, total assets of RSFH were $13.3 million and $19.7 million, respectively, and total liabilities were $6.5 million and $6.5 million, respectively. In general, the assets are available primarily for the settlement of obligations of RSFH.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effect of the change in the estimates will be recognized in the current period of the change.

Segment reporting
Segment reporting
The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. All of the Company’s operations are conducted within the United States. Our chief operating decision maker (“CODM”) is our Chief Executive Officer (or in the absence of a Chief Executive Officer, the leadership team fulfilling the role of Principal Executive Officer), who reviews financial information presented on a consolidated basis for purposes of making decisions, assessing financial performance and allocating resources. We operate our business as one operating segment and therefore we have one reportable segment.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include all cash balances and highly liquid investments with original maturities of three months or less when issued.
Accounts receivable
Accounts receivable
The Company’s accounts receivable are reported net of contractual adjustments and allowances for doubtful accounts. The majority of accounts receivable are due from commercial insurance companies, workers’ compensation plans, auto personal injury claims and government health programs, such as Medicare or Medicaid. The Company reports accounts receivable at an amount equal to the consideration the Company expects to receive in exchange for providing healthcare services to its patients.

Allowance for doubtful accounts
Allowance for doubtful accounts
The allowance for doubtful accounts is based on estimates of losses related to receivable balances. The risk of collection varies based upon the service, the payor class and the patient’s ability to pay the amounts not reimbursed by the payor. The Company estimates the allowance for doubtful accounts based upon several factors, including the age of the outstanding receivables, the historical experience of collections, the impact of economic conditions and, in some cases, evaluating specific customer accounts for the ability to pay. Management judgment is used to assess the collectability of accounts and the ability of the Company’s customers to pay. The provision for doubtful accounts is included in cost of services in the consolidated statements of operations. When it is determined that a customer account is uncollectible, that balance is written off against the existing allowance.

Concentrations of business risk
Concentrations of business risk
The Company provides physical therapy services to a large number of patients who participate in government healthcare programs, resulting in a customer concentration relating to Medicare and Medicaid’s service reimbursement programs. The Company believes that the concentration of credit risk with respect to other patient accounts receivable is limited due to the large number of patients that make up the Company’s patient base and the dispersion across many different insurance companies, preferred provider organizations and individuals.

Net patient and other revenue
Net patient revenue
Net patient revenue consists of revenue for physical therapy services. Net patient revenue is recognized at an amount equal to the consideration the Company expects to receive from third-party payors, patients and others for services rendered when the performance obligations under the terms of the contract are satisfied.
There is an implied contract between the Company and the patient upon each patient visit resulting in the Company’s patient service performance obligation. Generally, the performance obligation is satisfied at a point in time, as each service provided is distinct and future services rendered are not dependent on previously rendered services. The Company has separate contractual agreements with third-party payors (e.g., insurers, managed care programs, government programs, workers’ compensation) that provide for payments to the Company at amounts different from its established rates. While these agreements are not considered contracts with the customer, they are used for determining the transaction price for services provided to the patients covered by the third-party payors. The payor contracts do not indicate performance obligations of the Company but indicate reimbursement rates for patients who are covered by those payors when the services are provided.
To determine the transaction price associated with the implied contract, the Company includes the estimated effects of any variable consideration, such as contractual allowances and implicit price concessions. When the Company has contracts with negotiated prices for services provided (contracted payors), the Company considers the contractual rates when recording revenue and adjusts for any variable consideration to the transaction price to arrive at revenue. Variable consideration is estimated using a portfolio approach that incorporates whether or not the Company has historical differences from negotiated rates due to non-compliance
with contract provisions. Historical results indicate that it is probable that negotiated prices less variable consideration will be realized; therefore, this amount is deemed the transaction price and recorded as revenue. The Company records an estimated provision for doubtful accounts based on historical collections for claims with similar characteristics, such as location of service and type of third-party payor, at the time of recognition. Any subsequent impairment of the related receivable is recorded as provision for doubtful accounts.
For
non-contracted
payors, the Company determines the transaction price by applying established rates to the services provided and adjusting for contractual allowances provided to third-party payors and implicit price concessions. The Company estimates the contractual allowances and implicit price concessions using a portfolio approach based on historical collections for claims with similar characteristics, such as location of service and type of third-party payor, in relation to established rates, because the Company does not have a contract with the underlying payor. Any subsequent changes in estimate on the realization of the receivable is recorded as a revenue adjustment. Management believes that calculating at the portfolio level would not differ materially from considering each patient account separately.
The Company continually reviews the revenue transaction price estimation process to consider updates to laws and regulations and changes in third-party payor contractual terms that result from contract renegotiations and renewals. Due to complexities involved in determining amounts ultimately due under reimbursement arrangements with third-party payors and government entities, which are often subject to interpretation, the Company may receive reimbursement for healthcare services that is different from the estimates, and such differences could be material.
Other revenue
Revenue from the ATI Worksite Solutions business is derived from onsite services provided to clients’ employees including injury prevention, rehabilitation, ergonomic assessments and performance optimization. Revenue is determined based on the number of hours and respective rate for services provided.
Revenues from Management Service Agreements (“MSA”) are derived from contractual arrangements whereby the Company manages a non-controlled
clinic or clinics for third party owners. The Company does not have any ownership interest in these clinics. Typically, revenue is determined based on the number of visits conducted at the clinic and recognized when services are performed. Costs, primarily salaries for the Company’s employees, are recorded when incurred.
Other revenue includes physical or occupational therapy services and athletic training provided on-site,
such as at schools and industrial worksites. Contract terms and rates are agreed to in advance between the Company and the third parties. Services are typically performed over the contract period, and revenue is recorded in accordance with the contract terms. If the services are paid in advance, revenue is deferred and recognized as the services are performed.

Property and equipment
Property and equipment
Property and equipment acquired is recorded at cost less accumulated depreciation, except during an acquisition of a business, in which case the assets are recorded at fair value. Depreciation is calculated using the straight-line method and is provided in amounts sufficient to attribute the cost of depreciable assets to operations over the estimated useful lives. The approximate useful life of each class of property and equipment is as follows:

Equipment	3-5 years
Furniture & fixtures	5-7 years
Automobiles	3-5 years
Software	3-5 years
Buildings	40 years
Leasehold improvements	Lesser of lease term or estimated useful lives of the assets (generally 5-15 years)
Major repairs that extend the useful life of an asset are capitalized to the property and equipment account. Routine maintenance and repairs are charged to rent, clinic supplies, contract labor and other expense and selling, general and administrative expenses. Gains or losses associated with property and equipment retired or sold are included in earnings.
Computer software is included in property and equipment and consists of purchased software and internally developed software. The Company capitalizes application-stage development costs for significant internally developed software projects. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s estimated useful life. Costs recognized in the preliminary project phase and the post-implementation phase, as well as maintenance and training costs, are expensed as incurred.

Impairment of long-lived assets
Impairment of long-lived assets
The Company reviews the recoverability of long-lived assets whenever events or circumstances occur indicating that the carrying value of the asset may not be recoverable. If the undiscounted cash flows related to the long-lived asset or asset group are not sufficient to recover the remaining carrying value of such asset or asset group, an impairment charge is recognized for the excess carrying amount over the fair value of the asset or asset group. Impairment of deferred leasehold interests relating to asset write-offs from clinic closings are recorded to cost of services.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. The Company accounts for goodwill and indefinite-lived intangible assets under Accounting Standards Codification (“ASC”) Topic 350,
Intangibles – Goodwill and Other
, which requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate that impairment may exist. The Company noted triggering events during the current year which resulted in the recording of impairment losses. Refer to Note 5—
Goodwill, Trade Name and Other Intangible Assets
for further details. The Company did not note any triggering events during the prior presented years that resulted in the recording of an impairment loss. Due to the current economic uncertainty resulting from the
COVID-19
pandemic and other factors, the Company will continue to review the carrying amounts of goodwill and indefinite-lived assets for potential triggering events.
The cost of acquired businesses is allocated first to its identifiable assets, both tangible and intangible, based on estimated fair values. Costs allocated to finite-lived identifiable intangible assets are generally amortized on a straight-line basis over the remaining estimated useful lives of the assets. The excess of purchase price over the fair value of identifiable assets acquired, net of liabilities assumed, is recorded as goodwill.
The approximate useful life of each class of intangible asset is as follows:

ATI Physical Therapy trade name/trademarks	Indefinite
Non-compete agreements	2-5 years
Other intangible assets	15 years
Goodwill and intangible assets with indefinite lives are not amortized but must be reviewed at least annually for impairment. If the impairment test indicates that the carrying value of an intangible asset exceeds its fair value, then an impairment loss should be recognized in the consolidated statements of operations in an amount equal to the excess carrying value over fair value. Fair value is determined using valuation techniques based on estimates, judgments and assumptions the Company believes are appropriate in the circumstances. The Company completed the interim and annual impairment analyses of goodwill as of June 30, 2021, September 30, 2021 and October 1, 2021 by estimating its fair value using an average of a discounted cash flow analysis and comparable public company analysis. The key assumptions associated with determining the estimated fair value include projected revenue growth rates, EBITDA margins, the terminal growth rate, the discount rate and relevant market multiples. The Company completed the interim and annual impairment analyses of indefinite-lived intangible assets as of June 30, 2021, September 30, 2021 and October 1, 2021 by estimating its fair value using the relief from royalty method. The key assumptions associated with determining the estimated fair value include projected revenue growth rates, the royalty rate, the discount rate and the terminal growth rate.

Deferred financing costs
Deferred financing costs
Original debt issuance discounts and costs incurred related to debt financing are recorded as a reduction to debt and amortized ratably over the term of the related debt agreement, using the effective interest method. Deferred financing costs related to revolving credit facilities are recognized as assets and amortized ratably over the term of the related agreement using the effective interest method. Deferred financing costs are amortized to interest expense, net in the Company’s consolidated statements of operations. The Company recognized amortization of deferred debt issuance costs of $2.3 million, $3.0 million and $2.7 million for the years ended December 31, 2021, 2020 and 2019, respectively. The Company recognized amortization of original debt issuance discounts of $1.0 million, $1.0 million and $0.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Preferred stock
Preferred stock
Preferred stock is classified as debt, equity or mezzanine equity based on its redemption features. Preferred stock with redemption features outside of the control of the issuer, such as contingent redemption features, is classified as mezzanine equity. Preferred stock with mandatory redemption features is classified as debt. Preferred stock with no redemption features, or redemption features over which the issuer has control, is classified as equity.
The Company had preferred stock that was classified as debt (redeemable preferred stock) in the Company’s consolidated balance sheets, prior to its redemption as part of the Business Combination. Refer to Note
12
—
Redeemable Preferred Stock
for more information about the Company’s previously outstanding preferred stock.

Treasury Stock
Treasury stock
Treasury stock amounts are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to paid-in
capital in excess of par value using the average-cost method.

Warrant liability
Warrant liability
The Company accounts for its outstanding Public Warrants and Private Placement Warrants in accordance with the guidance contained in Accounting Standards Codification
815-40,
Derivatives and Hedging—Contracts on an Entity’s Own Equity
, (“ASC
815-40”)
and determined that the Warrants do not meet the criteria for equity treatment thereunder. As such, each Warrant must be recorded as a liability and is subject to re-measurement
at each balance sheet date. Changes in fair value are recognized in change in fair value of warrant liability in the Company’s consolidated statements of operations.

Contingent common shares liability
Contingent common shares liability
The Company accounts for its potential Earnout Shares and Vesting Shares as a liability in accordance with the guidance in ASC 480,
Distinguishing Liabilities from Equity
, and ASC 815,
Derivatives and Hedging,
and is subject to
re-measurement
at each balance sheet date. Changes in fair value are recognized in the Company’s consolidated statements of operations.

Noncontrolling interests in consolidated affiliates
Noncontrolling interests in consolidated affiliates
The consolidated financial statements include all assets, liabilities, revenues and expenses of less-than-100%-owned
affiliates where the Company has a controlling financial investment. The Company has separately reflected net income attributable to the noncontrolling interests in net income in the consolidated statements of operations.

Fair value of financial instruments
Fair value of financial instruments
The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction costs, as determined by either the principal market or the most advantageous market at the measurement date.
Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Observable inputs, which include unadjusted quoted prices in active markets for identical instruments.

•
Level 2: Observable inputs other than Level 1 inputs, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•
Level 3: Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Refer to Note 15
- Fair Value Measurements
for valuation techniques
and
inputs related to the Company’s financial instruments and share-based liabilities.

Income taxes
Income taxes
The Company accounts for income taxes in accordance with ASC Topic 740 (“ASC 740”),
Income Taxes
. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date.
ASC 740 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. Tax positions deemed to not meet a more-likely-than-not
threshold may not be recognized in the financial statements. The Company reviews these tax uncertainties in light of changing facts and circumstances, such as the progress of tax audits, and if any tax uncertainties were identified, the Company would recognize them accordingly.

Cost of services
Cost of services
Cost of services consist of salaries specific to the Company’s clinic operations along with rent, clinic supplies expense, depreciation and advertising costs. In addition, cost of services includes the provision for doubtful accounts.

Selling, general and administrative expenses
Selling, general and administrative expenses
Selling, general and administrative expenses consist primarily of wages and benefits for corporate personnel, corporate outside services, marketing costs, depreciation of corporate fixed assets, amortization of intangible assets and certain corporate level professional fees, including those related to legal, accounting and payroll.

Advertising costs
Advertising costs
Advertising costs are expensed as incurred or when services are rendered. Advertising costs included in cost of services were $3.2 million, $2.3 million and $4.6 million for the years ended December 31, 2021, 2020 and 2019, respectively. Advertising costs included in selling, general and administrative expenses were $5.1 million, $4.8 million and $6.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Share-based compensation
Share-based compensation
The Company applies the guidance in ASC Topic 718,
Compensation—Stock Compensation
, in its accounting for share-based compensation. The Company recognizes compensation expense for all share-based compensation awarded to employees, net of forfeitures, using a fair value-based method. The grant-date fair value of each award is amortized to expense on a straight-line basis over the award’s vesting period. Compensation expense associated with share-based awards is included in salaries and related costs and selling, general and administrative expenses in the accompanying consolidated statements of operations, depending on whether the award recipient is a clinic-level or corporate employee, respectively. Share-based compensation expense is adjusted for forfeitures as incurred.

(Loss) earnings per share
(Loss) earnings per share
The Company applies the guidance in ASC Topic 260,
Earnings Per Share
, in its computation of (loss) earnings per share. Basic (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares and dilutive common share equivalents outstanding. Refer to Note 19—
(Loss) Earnings per Share
for more information.

Leases
Leases
The Company applies the guidance in ASC Topic 842 (“ASC 842”),
Leases,
to classify individual leases of assets as either operating or finance leases at contract inception. All leased assets have been classified as operating lease arrangements, and the Company’s classes of leased assets include real estate and equipment. The Company adopted ASC 842 on January 1, 2020 using the alternative transition method.
Operating lease balances are included in operating lease
right-of-use
(“ROU”) assets, current portion of operating lease liabilities and operating lease liabilities in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, adjusted for prepaid or accrued lease payments and lease incentives. The Company’s lease terms include the impact of options to extend or terminate the lease when it is reasonably certain that the options will be exercised or not exercised, as appropriate. When discount rates implicit in leases cannot be readily determined, the Company uses the applicable incremental borrowing rate at lease commencement to perform lease classification tests on lease components and to measure lease liabilities and ROU assets. Leases with an initial term of 12 months or less are not recorded on the balance sheet.
The ROU asset is subject to testing for impairment if there is an indicator for impairment, as is the case for owned assets. The Company noted triggering events during the current year which resulted in the recording of impairment losses, which were not material. The Company did not note any triggering events during the prior presented years that resulted in the recording of an impairment loss. The amortization of operating lease ROU assets and the accretion of operating lease liabilities are reported together as fixed lease expense. The fixed lease expense is recognized on a straight-line basis over the life of the lease. Some of the Company’s operating leases include variable lease payments. To the extent they are not included in operating lease liabilities and operating lease ROU assets, these variable lease payments are recognized as incurred.

Recently adopted accounting guidance and recent accounting pronouncements
Recently adopted accounting guidance
In February 2016, the FASB established ASC Topic 842,
Leases
, by issuing ASU
No. 2016-02,
which requires lessees to recognize leases
on-balance
sheet and disclose key information about leasing arrangements. ASC 842 was subsequently amended by ASU
No. 2018-01,
Land Easement Practical Expedient for Transition to Topic 842
; ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases
; ASU
No. 2018-11,
Targeted Improvements
; ASU
No. 2019-01,
Codification Improvements
; and ASU
No. 2019-10,
Leases (Topic 842)
. ASC 842 establishes a
right-of-use
model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.
ASC 842 is effective for the Company on January 1, 2021, with early adoption permitted. The Company elected to early adopt this standard on January 1, 2020 using the alternative transition method provided by ASC 842. Under the alternative transition method, the effects of initially applying the new guidance are recognized as a cumulative-effect adjustment to retained earnings at the date of initial application, which is January 1, 2020, and prior periods are not restated.
As part of transitioning to ASC 842, the Company has elected to apply the package of transition practical expedients, which allows the Company to not reassess under ASC 842 prior conclusions about lease identification, lease classification and initial direct costs. As a result of adopting ASC 842 and election of the transition practical expedients, the Company recognized ROU assets and lease liabilities for those leases classified as operating leases under ASC 840 that continued to be classified as operating leases under ASC 842 at the date of initial application. Leases classified as capital under ASC 840 are classified as finance under ASC 842. As of the date of transition to ASC 842, the Company did not have any capital leases under ASC 840.
The Company has elected the practical expedient within ASC 842 to not separate lease and non-lease
components within lease transactions for all classes of assets. Additionally, the Company has elected the short-term lease exception for all classes of assets.
In applying the alternative modified retrospective transition method, the Company measured lease liabilities at the present value of the sum of remaining minimum lease payments. The Company’s operating lease liabilities have been measured using the Company’s incremental borrowing rates as of January 1, 2020 (the date of initial application). Additionally, the Company’s operating lease ROU assets have been measured as the initial measurement of applicable lease liabilities adjusted for any unamortized initial direct costs, prepaid/accrued rent, unamortized lease incentives and any liabilities on account of exit or disposal cost obligations.
Adoption of ASC 842 at January 1, 2020, and application of the alternative modified retrospective transition method resulted in the recognition of:

(1)	operating lease ROU assets of $263.2 million;

(2)	operating lease liabilities of $306.4 million;

(3)	the cumulative effect adjustment to increase the opening balance of the accumulated deficit by $0.4 million;
Adoption of this standard did not have a material impact on the Company’s consolidated statements of operations and consolidated statements of cash flows. Refer to Note 17—
Leases
for more information about the Company’s lease related obligations.
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2019-12,
Income Taxes – Simplifying the Accounting for Income Taxes (Topic 740)
, which removes certain exceptions to the general principles in Topic 740 and simplifies the accounting for income taxes. This ASU is effective for the Company on January 1, 2022, with early adoption permitted. The Company early adopted this new accounting standard effective January 1, 2021. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.
Recent accounting pronouncements
Based on our public float as of June 30, 2021, the Company became a large accelerated filer and lost emerging growth company status as of December 31, 2021. As of December 31, 2021, the Company will be required to adopt new or revised accounting standards when they are applicable to public companies that are not emerging growth companies.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. This standard was subsequently amended by ASU
No. 2021-01,
Reference Rate Reform (Topic 848): Scope
. This standard is optional and may be applied by entities after March 12, 2020, but no later than December 31, 2022. As of December 31, 2021, the Company has certain debt instruments for which the interest rates are indexed to the London InterBank Offered Rate (“LIBOR”), and as a result, is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated operating results, cash flows, financial condition and related disclosures.
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Liabilities from Contracts with Customers
, which provides guidance to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice. This ASU is effective for the Company on January 1, 2023, with early adoption permitted, and shall be applied on a prospective basis to business combinations that occur on or after the adoption date. The Company is evaluating the effect that the implementation of this standard may have on the Company’s consolidated financial statements, but does not currently expect the impact to be material.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
, which provides guidance to increase the transparency of government assistance transactions with business entities that are accounted for by applying a grant or contribution accounting model. This ASU is effective for the Company’s annual financial statements to be issued for the year ended December 31, 2022, with early adoption permitted. The Company expects to adopt this new accounting standard in its Annual Report on Form
10-K
for the year ended December 31, 2022, and does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.